UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2007

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Principal
	Amount	Value

Corporate Bonds - 62.7%
ACLC Business Loan Receivables Trust, 5.97%, 10/15/21 (e)(r)	$5,539,798	$5,373,044
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	16,725,000	18,072,199
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	45,000,000	45,042,356
7.30%, 10/14/49 (e)	19,950,000	19,675,568
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(x)	3,077,944	2,462,355
15.36%, 12/1/10 (r)(y)	17,718,398	14,174,718
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	2,000,000	1,998,067
American Express Co., 5.474%, 12/1/33 (r)	9,413,000	9,422,413
American Home Mortgage Assets, 2.119%, 5/25/46 (r)	157,466,067	8,759,050
Anadarko Petroleum Corp., 5.76%, 9/15/09 (r)	15,250,000	15,281,186
APL Ltd., 8.00%, 1/15/24	13,525,000	12,578,250
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,628,126
Atherton Franchisee Loan Funding, 7.08%, 8/15/19 (e)	2,000,000	1,936,882
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	53,561,000	10,712,200
Atmos Energy Corp., 5.731%, 10/15/07 (r)	9,166,000	9,165,854
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	23,997,768
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	10,900,000	10,234,250
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	86,270,000	86,290,368
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	22,104,081	22,913,311
Banc of America Commercial Mortgage Inc., 5.449%, 1/15/49	11,700,000	11,507,137
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	10,000,000	9,977,259
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	26,081,000	27,124,240
Bear Stearns Co’s, Inc., 6.075%, 10/28/14 (r)	46,520,000	46,491,762
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	20,000,000	9,988,413
BF Saul, 7.50%, 3/1/14	15,100,000	15,402,000
Bleachtech LLC VRDN, 5.38%, 11/1/35 (r)	4,485,000	4,485,000
BNP Paribas, 7.195% to 6/25/37, floating rate thereafter to 6/29/49 (e)(r)	22,900,000	23,307,423
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	96,651,000	88,402,900
British Aerospace Finance, Inc., 7.00%, 7/1/07 (e)	4,950,000	4,950,066
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	20,150,000	19,802,878
Bunge N.A. Finance LP, 5.90%, 4/1/17	4,000,000	3,846,412
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	4,675,000	5,139,465
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	27,430,000	27,117,024
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	10,000,000	9,804,730
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	14,980,000	14,455,700
CAM US Finance SA Sociedad Unipersonal, 5.506%, 2/1/10 (e)(r)	11,000,000	11,000,297
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	35,600,000	35,609,769
5.22%, 11/16/09	39,950,000	39,929,725

	Principal
	Amount	Value

Capmark Financial Group, Inc., 6.007%, 5/10/10 (e)(r)	8,660,000	8,659,490
Captec Franchise Trust:
8.155%, 6/15/13 (e)	6,920,000	6,896,913
8.155%, 12/15/13 (e)	2,895,000	2,330,475
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,159	2,802,405
Chatham Centre LLC VRDN, 5.44%, 4/1/22 (r)	1,220,000	1,220,000
Chesapeake Energy Corp., 6.50%, 8/15/17	19,521,000	18,447,345
Chevy Chase Bank FSB, 6.875%, 12/1/13	6,986,000	7,037,392
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,875,471
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	13,500,000	13,713,439
CIT Group, Inc.:
5.80%, 3/12/10 (r)	4,970,000	4,939,910
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	31,612,000	28,827,492
CitiFinancial, 6.75%, 7/1/07	3,365,000	3,365,080
Citigroup Global Markets Holdings, Inc., 5.406%, 8/6/07 (r)	50,000,000	49,999,955
Citigroup, Inc., 6.50%, 1/18/11	38,050,000	39,220,418
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	45,600,000	44,834,057
College Loan Corp. Trust, 5.32%, 3/1/42 (e)(r)	10,200,000	10,200,000
Collegiate Funding Services Education Loan Trust I, 5.319%, 12/28/43 (r)	40,050,000	40,069,735
Corn Products International, Inc., 8.25%, 7/15/07	5,000,000	5,003,199
Countrywide Asset-Backed Certificates, 5.77%, 11/25/34 (r)	4,486,732	4,522,563
Countrywide Financial Corp.:
5.437%, 10/31/07 (r)	29,660,000	29,658,614
5.44%, 2/28/08 (r)	18,975,000	18,974,141
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	55,225,000	53,863,006
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	38,191,306
5.245%, 11/15/36 (e)	18,600,000	18,274,710
5.362%, 11/15/36 (e)	11,000,000	10,816,410
CVS Caremark Corp, 5.66%, 6/1/10 (r)	20,000,000	20,026,188
DiGerinomo Aggregates LLC VRDN, 5.38%, 1/1/15 (r)	4,460,000	4,460,000
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,154,273
9.25%, 5/1/10	500,000	538,568
Discover Financial Services:
5.89%, 6/11/10 (e)(r)	2,350,000	2,345,443
6.45%, 6/12/17 (e)	2,900,000	2,884,155
Dominion Resources, Inc.:
5.66%, 9/28/07 (r)	16,539,000	16,542,619
5.687%, 5/15/08 (r)	6,800,000	6,806,084
5.54%, 11/14/08 (r)	9,725,000	9,727,099
Duke Energy Corp., 4.20%, 10/1/08	9,081,000	8,935,683
Duke Energy Indiana, Inc., 7.85%, 10/15/07	5,650,000	5,683,842
Dunkin Securitization, 5.779%, 6/20/31 (e)	20,750,000	20,800,568
Education Loan Asset-Backed Trust:
5.28%, 2/1/43 (e)(r)	9,950,000	9,949,503
5.29%, 2/1/43 (e)(r)	54,750,000	54,750,000
5.30%, 2/1/43 (e)(r)	106,300,000	106,300,000
5.32%, 2/1/43 (e)(r)	34,600,000	34,600,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating thereafter to 1/15/68 (r)	16,750,000	15,990,037
Fidelity National Information Services, Inc., 4.75%, 9/15/08	2,500,000	2,448,832
First National Bank of Omaha, 7.32%, 12/1/10	3,800,000	3,889,861
First Republic Bank, 7.75%, 9/15/12	500	543
Florida Windstorm Underwriting Association, 6.85%, 8/25/07 (e)	13,825,000	13,850,024

	Principal
	Amount	Value

FMAC Loan Receivables Trust, 6.74%, 11/15/20 (e)	2,170,038	1,798,067
FMG Finance Ltd.:
9.36%, 9/1/11 (e)(r)	42,995,000	45,252,238
10.00%, 9/1/13 (e)	24,485,000	26,994,713
Ford Motor Credit Co LLC, 6.19%, 9/28/07 (r)	18,210,000	18,200,544
Fort Knox Military Housing :
5.815%, 2/15/52 (e)	11,225,000	10,990,622
5.915%, 2/15/52 (e)	10,455,000	10,239,522
General Motors Acceptance Corp. LLC:
6.125%, 8/28/07	35,000,000	34,994,183
4.375%, 12/10/07	4,985,000	4,949,058
6.61%, 5/15/09 (r)	10,000,000	9,981,684
Glitnir banki HF:
5.516%, 10/15/08 (e)(r)	9,750,000	9,749,786
4.75%, 10/15/10 (e)	6,000,000	5,700,840
5.795%, 1/21/11 (e)(r)	26,000,000	25,999,052
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	8,400,000	8,517,614
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	12,895,000	12,469,637
Trust III, 5.361%, 2/15/36 (e)	22,820,000	22,451,845
Golden Securities Corp., 5.62%, 12/2/13 (e)(r)	10,127,046	10,121,982
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	12,281,000	12,939,384
Great River Energy:
5.829%, 7/1/17 (e)	67,000,000	67,140,030
6.254%, 7/1/38 (e)	22,100,000	22,487,855
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	32,800,000	31,465,499
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	8,000,000	7,566,960
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	28,800,000	28,798,903
HRPT Properties Trust, 5.96%, 3/16/11 (r)	22,985,000	22,984,217
HSBC Finance Corp., 5.836%, 2/15/08	41,292,000	41,384,649
Impac CMB Trust:
5.64%, 9/25/34 (r)	1,994,852	1,995,158
5.58%, 4/25/35 (r)	9,038,097	9,043,100
5.63%, 4/25/35 (r)	3,238,652	3,249,432
5.59%, 5/25/35 (r)	12,721,307	12,750,144
5.64%, 8/25/35 (r)	10,902,258	10,930,230
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	19,210,000	18,664,980
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,340,000	10,454,607
iStar Financial, Inc., 5.75%, 3/3/08 (r)	4,970,000	4,976,942
Jersey Central Power & Light Co., 5.625%, 5/1/16	4,985,000	4,892,967
JPMorgan Chase & Co., 5.10%, 10/28/08 (r)	72,800,000	72,769,037
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	9,350,000	8,887,768
Kaupthing Bank HF:
6.056%, 1/15/10 (e)(r)	39,000,000	39,406,938
5.75%, 10/4/11 (e)	7,000,000	7,001,882
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	49,235,000	46,280,900
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	4,813,412	4,825,783
Lehman Brothers Holdings, Inc.:
5.13%, 9/8/08 (r)	7,157,000	7,116,393
5.50%, 5/25/10 (r)	45,000,000	44,973,528
Leucadia National Corp.:

7.00%, 8/15/13	14,895,000	14,597,100
7.125%, 3/15/17 (e)	21,500,000	21,260,285
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	256,355
8.30%, 12/1/37 (e)(m)*	33,720,000	168,600
8.45%, 12/1/97 (e)(m)*	1,000,000	5,000

	Principal
	Amount	Value

M&I Marshall & Ilsley Bank, 5.63%, 12/4/12 (r)	11,675,000	11,673,097
Martin Marietta Materials, Inc., 6.90%, 8/15/07	9,000,000	9,011,562
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	8,500,000	8,044,825
Meridian Funding Co. LLC:
5.86%, 8/30/07 (e)(r)	19,160,000	19,163,870
5.68%, 6/9/08 (r)	856,658	855,425
5.55%, 10/6/08 (e)(r)	8,032,468	8,039,528
Merrill Lynch & Co, Inc., 5.33%, 7/27/07 (r)	35,000,000	34,999,225
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	23,150,000	21,184,334
National Collegiate Student Loan Trust, 5.32%, 2/25/23 (r)	16,200,000	16,200,000
NationsBank Cap Trust III, 5.906%, 1/15/27 (r)	1,677,000	1,638,572
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	15,600,000	15,897,324
6.90%, 10/1/37	10,460,000	10,788,754
6.59%, 7/7/38	4,023,000	4,049,045
Nelnet Education Loan Funding, Inc.:
5.28%, 7/1/43 (r)	70,150,000	70,347,121
5.285%, 7/1/43 (r)	13,950,000	13,989,199
Noble Group Ltd., 6.625%, 3/17/15 (e)	5,890,000	33,020,457
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	12,500,000	12,040,375
5.88%, 10/1/51	20,000,000	19,460,200
OPTI Canada, Inc., 7.875%, 12/15/14 (e)	6,000,000	6,015,000
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	19,550,000	18,572,500
Overseas Private Investment Corp., 4.05%, 11/15/14	2,351,200	2,231,853
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	26,965,000	26,762,762
Pacific Pilot Funding Ltd., 6.108%, 10/20/16 (e)(r)	6,287,353	6,283,059
PacifiCorp Australia LLC, 6.15%, 1/15/08 (e)	10,207,000	10,237,247
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	11,250,000	11,219,115
Pepco Holdings, Inc., 5.985%, 6/1/10 (r)	5,000,000	4,996,359
Pioneer Natural Resources Co.:
5.875%, 7/15/16	14,365,000	12,927,507
6.65%, 3/15/17	9,470,000	8,967,775
6.875%, 5/1/18	75,675,000	71,853,034
Post Apartment Homes LP VRDN, 5.32%, 7/15/29 (r)	15,000,000	15,000,000
PPF Funding, Inc., 5.35%, 4/15/12 (e)	3,000,000	2,939,082
Preferred Term Securities IX Ltd., 6.096%, 4/3/33 (e)(r)	959,500	962,993
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,006,663
Public Steers Trust, 6.646%, 11/15/18	4,654,537	3,873,273
Puget Energy, Inc., 7.02%, 12/1/27	571,000	622,562
RBS Capital Trust IV, STEP, 6.16%, 9/29/49 (r)	19,868,000	20,287,413
Renaissance Ketchikan Group LLC, 5.645%, 6/2/08 (e)	15,000,000	15,000,000
Residential Capital Corp.:
5.86%, 6/9/08 (r)	89,355,000	88,459,260
6.66%, 11/21/08 (r)	56,870,000	56,941,622
6.00%, 2/22/11	20,600,000	19,941,052
6.50%, 4/17/13	23,510,000	22,771,516
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	10,000,000	10,037,500
Santander Issuances SA Unipersonal,, 5.72%, 6/20/16 (e)(r)	35,700,000	36,320,972
Skyway Concession Co. LLC, 5.64%, 6/30/17 (e)(r)	5,000,000	4,996,180
SLM Student Loan Trust, 5.58%, 12/15/17 (r)	3,795,304	3,812,118
Sovereign Bancorp, Inc.:
5.64%, 3/1/09 (r)	22,313,000	22,366,038
4.80%, 9/1/10	5,000,000	4,878,082

	Principal
	Amount	Value

Sovereign Bank:
4.00%, 2/1/08	9,350,000	9,270,721
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	13,000,000	12,840,681
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97(e)(r)	26,500,000	8,730,822
St. Paul Travelers Co’s, Inc., 5.01%, 8/16/07	5,000,000	4,997,429
Standard Furniture Manufacturing Co., Inc., 5.37%, 9/1/15 (r)	3,000,000	3,000,000
Sterling Equipment, Inc., 6.125%, 9/28/19	319,000	328,736
Student Loan Consolidation Center:
5.29%, 3/1/42 (e)(r)	45,800,000	45,798,168
5.30%, 3/1/42 (e)(r)	103,250,000	103,246,856
5.32%, 3/1/42 (e)(r)	23,900,000	23,899,044
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	13,710,000	13,110,340
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (r)	15,000,000	1,445,762
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)(r)	11,001,000	2,858,662
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	12,295,000	686,891
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,207,262
2/15/19 (e)	5,000,000	2,513,185
2/15/28 (e)	16,737,000	4,706,278
2/15/29 (e)	12,600,000	3,331,481
2/15/45 (e)	711,029,736	90,926,483
TXU Electric Delivery Co., 5.735%, 9/16/08 (e)(r)	950,000	964,823
TXU Energy Co. LLC, 5.86%, 9/16/08 (e)(r)	6,470,000	6,469,787
Union Pacific Corp., 8.02%, 7/2/12	4,796,421	5,034,373
United Parcel Services, Inc., 4.87%, 3/27/50 (r)	2,030,000	2,031,867
Vale Overseas Ltd., 6.25%, 1/23/17	24,930,000	24,680,700
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,517,588
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	4,590,000	5,309,501
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.46%, 7/25/46	158,138,275	2,470,911
Whitney National Bank, 5.875%, 4/1/17	3,960,000	3,813,764
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	14,270,000	15,081,207
World Financial Network, Credit Card Master Note Trust,, 5.69%, 5/15/12 (r)	3,900,000	3,911,842
Xerox Corp., 6.11%, 12/18/09 (r)	3,250,000	3,300,018
Xstrata Finance Dubai Ltd., 5.71%, 11/13/09 (e)(r)	6,980,000	6,940,957

Total Corporate Bonds (Cost $3,728,911,207)		3,617,413,013

	Principal
	Amount	Value

Taxable Municipal Obligations - 10.3%
Access Group, Inc. Delaware Revenue Bonds:
5.29%, 12/27/32 (r)	31,500,000	31,488,390
5.30%, 12/27/32 (r)	12,800,000	12,787,968
Alabaster Alabama GO Bonds:
5.36%, 4/1/18	475,000	455,468
5.38%, 4/1/19	780,000	745,243
5.40%, 4/1/20	840,000	796,866
5.45%, 4/1/21	880,000	827,174
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	4,561,711
10/1/10	16,230,000	13,617,132
Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,428,727
5.05%, 7/1/14	1,520,000	1,477,227
5.07%, 7/1/15	1,340,000	1,293,006
5.27%, 7/1/18	2,435,000	2,344,491
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	3,849,709
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,585,000	1,552,206
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	1,904,540
5.204%, 9/1/17	2,275,000	2,175,082
5.304%, 9/1/19	2,000,000	1,895,680
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,763,711
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,563,432
5.61%, 8/1/14	2,270,000	2,278,694
Zero Coupon, 6/1/15	4,630,000	2,971,303
Zero Coupon, 6/1/16	2,620,000	1,585,283
Zero Coupon, 6/1/17	4,545,000	2,589,196
Zero Coupon, 6/1/18	2,810,000	1,502,957
Zero Coupon, 6/1/19	1,975,000	993,386
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	2,365,000	2,377,842
Chicago Illinois GO Bonds:
5.30%, 1/1/14	1,940,000	1,916,933
5.375%, 1/1/16	5,850,000	5,738,675
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	2,065,000	2,095,128
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,010,628
5.658%, 1/1/12	2,500,000	2,525,475
5.688%, 1/1/13	5,540,000	5,615,122
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	8,025,000	8,013,765
Detroit Michigan GO Bonds, 5.15%, 4/1/25	14,605,000	13,170,205
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	523,035
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,837,422
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	276,980
5.10%, 7/1/15	300,000	290,052
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,178,000
Fuller Road Management Corp. New York Revenue VRDN, 5.37%, 7/1/37(r)	2,000,000	2,000,000
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	388,872
5.11%, 1/1/13	1,210,000	1,190,652
5.29%, 1/1/20	2,415,000	2,326,853
5.48%, 1/1/21	990,000	974,952

	Principal
	Amount	Value

Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,079,544
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	636,643
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,437,290
5.82%, 7/15/17	3,925,000	3,935,794
6.01%, 7/15/21	19,715,000	19,796,029
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	228,751
4.82%, 9/1/12	250,000	242,168
4.90%, 9/1/13	260,000	251,170
4.94%, 9/1/14	275,000	263,643
4.95%, 9/1/15	285,000	270,810
Jersey City New Jersey GO Bonds, 5.38%, 9/1/16	7,755,000	7,665,973
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,311,027
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,550,000	4,527,204
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,308,484
La Verne California, 5.62%, 6/1/16	1,000,000	1,004,130
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,473,500
5.44%, 8/1/40	5,000,000	4,429,950
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,685,993
5.69%, 10/1/30	2,835,000	2,674,482
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	6,200,000	6,074,822
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	3,630,000	3,625,535
5.20%, 7/1/09	8,835,000	8,812,912
5.19%, 7/1/10	6,290,000	6,252,071
5.21%, 7/1/11	9,275,000	9,194,215
5.04%, 6/1/20, Project A	1,940,000	1,793,821
5.04%, 6/1/20, Project B	990,000	915,404
5.375%, 1/1/22	1,265,000	1,193,793
5.60%, 1/1/26	1,470,000	1,369,114
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,157,024
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	12,010,320
New York State MMC Corp. Revenue VRDN, 5.50%, 11/1/35 (r)	10,915,000	10,915,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,470,315
4.06%, 10/15/10	1,000,000	964,070
4.42%, 10/15/12	10,500,000	10,036,740
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,123,561
4.49%, 7/1/11	2,500,000	2,418,575
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,500,000	2,468,425
5.653%, 9/1/21	19,635,000	19,080,115
Oceanside California PO Revenue Bonds, 4.95%, 8/15/16	2,215,000	2,103,940
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	746,577
Omaha Nebraska SO VRDN, 5.37%, 2/1/26 (r)	1,000,000	1,000,000

	Principal
	Amount	Value

Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Bonds:
5.33%, 4/1/47 (r)	83,875,000	83,871,018
5.339%, 4/1/47 (r)	32,100,000	32,098,275
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,720,305
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,490,705
Pittsburgh Pennsylvania GO Bonds:
5.47%, 9/1/08	4,890,000	4,898,215
5.54%, 9/1/09	19,670,000	19,752,811
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,754,009
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	2,975,076
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	2,025,000	1,949,488
5.24%, 8/1/17	3,250,000	3,129,067
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	1,260,000	1,212,775
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,204,360
5.54%, 12/1/20	21,940,000	21,451,835
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,324,169
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,514,749
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	2,977,167
5.10%, 8/1/20	3,960,000	3,697,650
5.46%, 8/1/35	5,300,000	4,697,761
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,723,615
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,230,706
Sonoma County California PO Bonds, 6.625%, 6/1/13	7,570,000	7,846,229
State of Nevada Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	1,178,092
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	658,928
5.00%, 12/1/13	710,000	688,217
5.00%, 12/1/14	745,000	715,632
5.125%, 12/1/15	785,000	754,087
5.125%, 12/1/16	830,000	792,044
5.25%, 12/1/21	5,070,000	4,799,769
5.375%, 12/1/21	4,880,000	4,633,218
University of Central Florida COPs:
5.125%, 10/1/20	3,750,000	3,491,513
5.375%, 10/1/35	8,000,000	7,342,960
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	10,664,651
5.442%, 7/1/50	3,990,000	3,627,708
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,634,252
Virginia State Housing Development Authority Revenue Bonds, 5.35%, 7/1/14	2,025,000	1,997,136
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,965,615
5.15%, 1/1/24	3,630,000	3,295,423
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,913,969

Total Taxable Municipal Obligations (Cost $607,237,776)		595,521,306

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 11.8%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	2,994,762	3,033,395
Fannie Mae, 5.50%, 12/25/16	5,322,368	5,242,950
Federal Home Loan Bank:
0.00%, 7/16/07 (r)	6,000,000	5,988,300
5.00%, 10/26/07 (r)	29,600,000	29,587,517
0.00%, 12/28/07 (r)	9,000,000	8,572,500
Federal Home Loan Bank Discount Notes, 7/2/07	530,000,000	529,929,333
Freddie Mac:
5.125%, 12/15/13	55,690,330	54,689,742
STEP, 4.10% to 1/28/09, 5.80% thereafter to 1/28/14 (r)	5,000,000	4,868,681
5.625%, 11/23/35	16,770,000	15,636,108
Ginnie Mae, 11.00%, 10/15/15	571	620
Small Business Administration:
5.038%, 3/10/15	6,965,820	6,701,684
4.94%, 8/10/15	19,308,923	18,769,924

Total U.S. Government Agencies and Instrumentalities (Cost $686,225,392)		683,020,754

U.S. Treasury - 11.4%
United States Treasury Bonds:
5.375%, 2/15/31	125,000	128,418
4.75%, 2/15/37	273,000	257,430
United States Treasury Notes:
5.625%, 5/15/08	100,000,000	100,500,000
4.875%, 10/31/08	40,000	39,956
3.375%, 11/15/08	21,000,000	20,560,313
4.625%, 11/30/08	220,000	219,175
4.50%, 3/31/09	4,000,000	3,971,875
4.875%, 6/30/09	8,000,000	7,998,750
4.625%, 11/15/09	5,000,000	4,969,531
4.50%, 3/31/12	150,000	147,211
4.75%, 5/31/12	6,915,000	6,860,977
4.00%, 2/15/14	46,000,000	43,534,687
4.50%, 11/15/15	402,000	387,553
5.125%, 5/15/16	83,000	83,441
4.875%, 8/15/16	3,460,000	3,416,750
4.625%, 2/15/17	251,000	243,156
4.50%, 5/15/17	483,659,000	463,708,071

Total U.S. Treasury (Cost $654,763,006)		657,027,294

Repurchase Agreement - 0.5%
State Street Repurchase Agreement, 4.05%, 7/2/07	28,000,000	28,000,000

(Repurchase proceeds $28,09,450)
(Collateral: $28,842,563 U.S. Treasury
Bonds, 4.25%, 11/15/13)

Total Repurchase Agreement (Cost $28,000,000)		28,000,000

	Principal
	Amount	Value

Equity Securities - 2.4%
Conseco Inc.:
Common *	1,581,755	33,042,862
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	2,428
Double Eagle Petroleum Co., Preferred	155,000	3,875,000
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,618,700
Ford Motor Co. Capital Trust II, Preferred	106,200	4,095,072
MFH Financial Trust I, Preferred (e)	400,000	40,900,000
Roslyn Real Estate Asset Corp., Preferred	222	22,234,688
WoodBourne Pass-Through Trust, Preferred (e)	258	25,864,500

Total Equity Securities (Cost $130,857,735)		136,633,250

TOTAL INVESTMENTS (Cost $5,835,995,116) - 99.1%		5,717,615,617
Other assets and liabilities, net - 0.9%		52,394,967

NET ASSETS - 100%		$5,770,010,584

			UNDERLYING
			FACE	UNREALIZED
	# of	EXPIRATION	AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	7,866	09/07	$1,602,943,313	$3,955,484
10 Year U.S. Treasury Notes	20,231	09/07	2,138,479,922	21,667,553

Total Purchased				$25,623,037

Sold:
U.S. Treasury Bonds	6,903	09/07	$743,798,250	($10,982,133)
5 Year U.S. Treasury Notes	519	09/07	54,016,547	(276,965)

Total Sold				($11,259,098)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006 and February 2007. This security is no longer accruing interest. During the period, $2,140,912 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $31,266 of accrued interest was written off.

(y)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $219,236 of accrued interest was written off.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Principal
	Amount	Value

Corporate Bonds - 32.0%
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	$4,817	$3,853
APL Ltd., 8.00%, 1/15/24	15,000	13,950
Army Hawaii Family Housing Trust Certificates, 5.524%, 6/15/50 (e)	100,000	93,326
Asian Development Bank, 6.22%, 8/15/27	30,000	31,921
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	30,000	6,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	25,000	27,413
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/14/49 (e)(r)	100,000	93,892
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	100,000	100,024
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	25,589	26,526
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	50,000	52,000
Bear Stearns Co’s, Inc., 6.075%, 10/28/14 (r)	30,000	29,982
BF Saul, 7.50%, 3/1/14	50,000	51,000
BNP Paribas, 7.195% to 6/25/37, floating rate thereafter to 6/25/49 (e)(r)	50,000	50,890
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	180,000	164,639
British Aerospace Finance, Inc., 7.00%, 7/1/07 (e)	50,000	50,001
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	10,000	10,993
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	70,000	69,201
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	20,000	19,300
Capital Auto Receivables Asset Trust, 5.22%, 11/16/09	50,000	49,975
Chesapeake Energy Corp., 6.50%, 8/15/17	50,000	47,250
CIT Group, Inc., 6.10% to 3/15/17, floting rate thereafter to 3/15/67 (r)	50,000	45,596
Credit Agricole SA/London, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	75,000	73,150
CVS Caremark Corp, 5.66%, 6/1/10 (r)	100,000	100,131
Discover Financial Services, 6.45%, 6/12/17 (e)	100,000	99,454
Dominion Resources, Inc., 5.66%, 9/28/07 (r)	20,000	20,004
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	50,000	47,731
FMG Finance Ltd.:
9.36%, 9/1/11 (e)(r)	85,000	89,462
10.00%, 9/1/13 (e)	15,000	16,537
Ford Motor Credit Co. LLC, 6.19%, 9/28/07 (r)	50,000	49,974
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	127,321
Great River Energy, 6.254%, 7/1/38 (e)	100,000	101,755
GS Auto Loan Trust, 2.65%, 5/16/11	27,990	27,745
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/21/49 (e)(r)	100,000	95,931
Impac CMB Trust, 5.59%, 5/25/35 (r)	3,595	3,603
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	40,000	41,671
6.23%, 11/19/27	15,000	15,259

	Principal
	Amount	Value

6.015%, 2/15/28	25,000	25,277
Jersey Central Power & Light Co., 5.625%, 5/1/16	15,000	14,723
Johnson Controls, Inc., 5.587%, 1/17/08 (r)	50,000	50,047
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	50,000	47,528
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	53,453	53,590
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	29,490
NationsBank Cap Trust III, 5.906%, 1/15/27 (r)	65,000	63,511
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	40,000	41,257
6.59%, 7/7/38	30,000	30,194
Noble Group Ltd., 6.625%, 3/17/15 (e)	30,000	27,601
Northrop Grumman Space & Mission Systems Corp., 6.32%, 5/27/08	25,000	25,165
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	40,000	39,297
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	40,000	37,379
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	50,000	49,863
Pioneer Natural Resources Co.:
5.875%, 7/15/16	160,000	143,989
6.65%, 3/15/17	30,000	28,409
PPL Montana LLC, 8.903%, 7/2/20	25,919	28,714
Puget Energy, Inc., 7.02%, 12/1/27	25,000	27,258
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	24,094
Residential Capital LLC:
6.66%, 11/21/08 (r)	60,000	60,076
6.50%, 4/17/13	190,000	184,032
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	10,315
SABMiller plc, 5.649%, 7/1/09 (e)(r)	60,000	60,158
SLM Corp., 5.575%, 7/25/07 (r)	50,000	49,986
Southern California Edison Co., 5.75%, 4/1/35	10,000	9,583
SouthTrust Bank, 6.565%, 12/15/27	120,000	123,604
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	70,000	66,938
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (e)	135,000	37,961
2/15/31 (e)	196,000	45,820
2/15/45 (e)	390,604	49,950
Vale Overseas Ltd., 6.25%, 1/23/17	70,000	69,300
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	14,162
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	30,000	4,703
Whitney National Bank, 5.875%, 4/1/17	40,000	38,523
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	30,000	31,705

Total Corporate Bonds (Cost $3,686,727)		3,621,662

	Principal
	Amount	Value

Taxable Municipal Obligations - 18.1%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	29,033
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	23,499
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	28,885
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	30,115
Camarillo California Community Development Commission Tax Allocation, 5.78%, 9/1/26	30,000	28,986
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	50,000	50,272
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	50,000	50,730
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	29,958
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	8,986
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	82,249
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,474
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	14,242
5.34%, 6/1/25	15,000	14,062
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	23,776
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	23,560
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	24,088
5.48%, 1/1/21	10,000	9,848
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	14,905
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	24,115
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	50,000	50,206
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	75,395
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,418
Kaukauna Wisconsin School District GO Revenue Bonds, 5.07%, 3/1/09	125,000	124,646
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	57,901
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	49,750
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,080
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	111,462
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	60,000	59,084
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,151
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	27,941
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,523
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	47,401
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	29,828
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	54,083
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	29,157
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	63,603
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	54,345
Oregon State School Boards Association GO Bonds:
Zero Coupon, 6/30/16	25,000	15,119
Zero Coupon, 6/30/18	30,000	16,052
Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Bonds:
5.33%, 4/1/47 (r)	75,000	75,000
5.339%, 4/1/47 (r)	100,000	99,995

	Principal
	Amount	Value

Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	11,971
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,375
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	40,000	38,501
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	39,220
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	14,006
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	38,616
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	38,878
State of Nevada Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	48,681
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	40,318
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	47,335
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	13,632
5.442%, 7/1/50	10,000	9,092
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	14,369
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	13,945
West Covina California Public Financing Authority General Revenue Bonds, 6.05%, 6/1/26	40,000	39,422

Total Taxable Municipal Obligations (Cost $2,087,999)		2,047,284

U.S. Government Agencies and Instrumentalities - 0.6%
Freddie Mac, 5.625%, 11/23/35	30,000	27,971
New Valley Generation V, 4.929%, 1/15/21	40,362	38,059

Total U.S. Government Agencies and Instrumentalities (Cost $69,073)		66,030

U.S. Treasury - 42.5%
United States Treasury Bonds:
5.375%, 2/15/31	35,000	35,957
4.50%, 2/15/36	106,000	96,013
4.75%, 2/15/37	77,000	72,609
United States Treasury Notes:
5.125%, 5/15/16	909,000	913,829
4.625%, 2/15/17	582,000	563,812
4.50%, 5/15/17	3,255,000	3,120,731

Total U.S. Treasury (Cost $4,769,709)		4,802,951

	Shares

Equity Securities - 0.3%
Conseco, Inc.*	1,712	35,764

Total Equity Securities (Cost $30,993)		35,764

TOTAL INVESTMENTS (Cost $10,644,501) - 93.5%		10,573,691

Other assets and liabilities, net - 6.5%		740,268

NET ASSETS - 100%		$11,313,959

			Underlying
			Face	Unrealized
	# of	Expiration	Amount at	Appreciation
Futures	Contracts	Date	Value	(Depreciation)

Purchased:
10 Year U.S. Treasury Notes	11	9/07	$1,162,734	$15,796

Sold:
U.S. Treasury Bonds	6	9/07	$646,500	($11,634)

*	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August 2006 and February 2007. This security is no longer accruing interest. During the period, $847 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $49 of accrued interest was written off.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

Equity Securities - 98.3%
Airlines - 0.7%
Continental Airlines, Inc., Class B*	30,815	$1,043,704

Biotechnology - 0.6%
Alexion Pharmaceuticals, Inc.*	19,700	887,682

Capital Markets - 3.8%
optionsXpress Holdings, Inc.	110,850	2,844,411
TradeStation Group, Inc.*	233,952	2,725,541

		5,569,952

Chemicals - 2.4%
Calgon Carbon Corp.*	150,100	1,741,160
H.B. Fuller Co.	60,100	1,796,389

		3,537,549

Commercial Banks - 0.8%
Old National Bancorp	73,000	1,212,530

Commercial Services & Supplies - 6.8%
American Reprographics Co.*	56,935	1,753,029
Herman Miller, Inc.	42,735	1,350,426
Huron Consulting Group, Inc.*	22,600	1,650,026
PRG-Schultz International, Inc.*	107,304	1,706,134
Watson Wyatt Worldwide, Inc.	70,755	3,571,712

		10,031,327

Communications Equipment - 2.7%
C-COR, Inc.*	118,400	1,664,704
Tekelec*	159,900	2,305,758

		3,970,462

Construction & Engineering - 1.7%
Perini Corp.*	41,200	2,535,036

Consumer Finance - 1.8%
World Acceptance Corp.*	63,360	2,707,373

Diversified Consumer Services - 7.5%
Bright Horizons Family Solutions, Inc.*	67,615	2,630,900
CPI Corp.	57,500	3,996,250
Steiner Leisure Ltd.*	60,095	2,951,866
Strayer Education, Inc.	12,100	1,593,691

		11,172,707

Diversified Financial Services - 2.1%
Portfolio Recovery Associates, Inc.	52,045	3,123,741

Electrical Equipment - 1.1%
Genlyte Group, Inc.*	20,260	1,591,220

Electronic Equipment & Instruments - 4.0%
Itron, Inc.*	41,270	3,216,584
PC Connection, Inc.*	200,300	2,651,972

		5,868,556

Energy Equipment & Services - 3.8%
Hercules Offshore, Inc.*	46,700	1,512,146
Superior Energy Services*	53,420	2,132,526
TODCO*	43,300	2,044,193

		5,688,865

	Shares	Value

Food Products - 0.8%
Flowers Foods, Inc.	34,700	1,157,592

Gas Utilities - 1.0%
New Jersey Resources Corp.	30,100	1,535,702

Health Care Equipment & Supplies - 0.7%
Datascope Corp.	27,676	1,059,437

Health Care Providers & Services - 6.3%
Amedisys, Inc.*	81,819	2,972,484
AMERIGROUP Corp.*	86,385	2,055,963
LCA-Vision, Inc.	42,105	1,989,882
Radiation Therapy Services, Inc.*	86,075	2,267,215

		9,285,544

Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc.*	102,203	2,604,132

Hotels, Restaurants & Leisure - 0.8%
CEC Entertainment, Inc.*	35,600	1,253,120

Insurance - 5.6%
Amerisafe, Inc.*	74,900	1,470,287
HCC Insurance Holdings, Inc.	50,175	1,676,347
Philadelphia Consolidated Holding Corp.*	35,366	1,478,299
RLI Corp.	27,100	1,516,245
United Fire & Casualty Co.	59,900	2,119,262

		8,260,440

Internet & Catalog Retail - 4.4%
NutriSystem, Inc.*	55,715	3,891,136
priceline.com, Inc.*	38,712	2,661,063

		6,552,199

Internet Software & Services - 3.9%
DealerTrack Holdings, Inc.*	83,765	3,085,903
Digital River, Inc.*	28,365	1,283,516
Interwoven, Inc.*	98,600	1,384,344

		5,753,763

IT Services - 1.0%
MAXIMUS, Inc.	33,900	1,470,582

Leisure Equipment & Products - 1.0%
Callaway Golf Co.	82,500	1,469,325

Machinery - 7.3%
Actuant Corp.	30,000	1,891,800
Robbins & Myers, Inc.	74,900	3,979,437
Toro Co.	49,755	2,930,072
Valmont Industries, Inc.	27,300	1,986,348

		10,787,657

Metals & Mining - 1.4%
AMCOL International Corp.	79,346	2,166,939

Personal Products - 1.0%
NBTY, Inc.*	35,715	1,542,888

Pharmaceuticals - 1.2%
Axcan Pharma, Inc.*	94,100	1,818,953

	Shares	Value

Road & Rail - 1.8%
Old Dominion Freight Line, Inc.*	88,777	2,676,627

Semiconductors & Semiconductor Equipment - 3.6%
FEI Co.*	112,700	3,658,242
MKS Instruments, Inc.*	63,100	1,747,870

		5,406,112

Software - 3.4%
MICROS Systems, Inc.*	31,315	1,703,536
Quality Systems, Inc.	47,655	1,809,460
SPSS, Inc.*	33,700	1,487,518

		5,000,514

Specialty Retail - 2.1%
Barnes & Noble, Inc.	19,200	738,624
Childrens Place Retail Stores, Inc.*	45,265	2,337,485

		3,076,109

Textiles, Apparel & Luxury Goods - 3.4%
CROCS, Inc.*	116,820	5,026,765

Thrifts & Mortgage Finance - 0.8%
Trustco Bank Corp. NY	114,993	1,136,131

Trading Companies & Distributors - 5.2%
Applied Industrial Technologies, Inc.	107,400	3,168,300
Watsco, Inc.	52,410	2,851,104
WESCO International, Inc.*	27,480	1,661,166

		7,680,570

Total Equity Securities (Cost $125,948,215)		145,661,805

Exchange Traded Funds - 0.3%
iShares Russell 2000 Index Fund	4,410	365,853

Total Exchange Traded Funds (Cost $348,390)		365,853

	Principal
	Amount

Certificates of Deposit - 0.1%
ShoreBank, 4.80%, 2/11/08 (b)(k)	$100,000	99,610

Total Certificates of Deposit (Cost $100,000)		99,610

High Social Impact Investments - 0.7%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	1,151,905	1,108,789

Total High Social Impact Investments (Cost $1,151,905)		1,108,789

U.S. Government Agencies and Instrumentalities - 3.1%
Federal Home Loan Bank Discount Notes, 7/2/07	4,600,000	4,599,387

Total U.S. Government Agencies and Instrumentalities (Cost $4,599,387)		4,599,387

TOTAL INVESTMENTS (Cost $132,147,897) - 102.5%		151,835,444
Other assets and liabilities, net - (2.5%)		(3,633,390)

NET ASSETS - 100%		$148,202,054

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(i)	Restricted securities represent 0.7% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Acquisiton
Restricted Securities	Dates	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	7/1/04 - 7/3/06	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS - 62.6%
ACLC Business Loan Receivables Trust, 5.97%, 10/15/21 (e)(r)	$492,427	$477,604
AgFirst Farm Credit Bank
8.393% to 12/15/11, floating rate thereafter to, 8.393%, 12/15/16 (r)	1,945,000	2,101,670
6.585% to 06/15/12, floating rate thereafter to , 6.585%, 6/15/49 (e)(r)	2,000,000	2,001,883
7.30%, 10/14/49 (e)	1,000,000	986,244
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(x)	385,345	308,276
15.36%, 12/1/10 (r)(y)	259,801	207,840
AMB Property LP, 5.45%, 12/1/10	3,000,000	2,974,162
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	1,000,000	999,034
American Express Co., 5.474%, 12/1/33 (r)	2,000,000	2,002,000
American Home Mortgage Assets, 2.294%, 5/25/46 (r)	7,822,333	435,117
American National Red Cross, 5.31%, 11/15/07	4,515,000	4,516,129
Anadarko Petroleum Corp., 5.76%, 9/15/09 (r)	1,500,000	1,503,067
APL Ltd., 8.00%, 1/15/24	150,000	139,500
Archstone-Smith Operating Trust, 5.25%, 12/1/10	2,000,000	1,981,537
Atherton Franchisee Loan Funding LLC:
6.72%, 5/15/20 (e)	93,808	93,515
6.85%, 5/15/20 (e)	1,000,000	1,020,000
7.20%, 2/15/13 (e)	663,563	666,881
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	350,000	70,000
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	248,914
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	1,500,000	1,500,354
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	4,862,989	5,041,023
Banc of America Commercial Mortgage Inc., 5.449%, 1/15/49	3,000,000	2,950,548
Bank of Nova Scotia Trust Company of New York, 5.20%, 2/20/09	5,000,000	4,988,630
Bear Stearns Co’s, Inc.:
5.96%, 9/27/07 (r)	135,000	135,184
6.075%, 10/28/14 (r)	1,000,000	999,393
Bella Vista Mortgage Trust, 5.57%, 5/20/45 (r)	40,371	40,420
BellSouth Telecommunications, Inc., 6.125%, 9/23/08	1,000,000	1,004,548
BF Saul, 7.50%, 3/1/14	500,000	510,000
BNP US Funding LLC, 7.738% to 12/5/07, floating rate thereafter to 12/31/49 (e)(r)	115,000	115,704
Branch Banking & Trust Co, 5.41%, 9/2/08 (r)	120,000	120,063
British Aerospace Finance, Inc., 7.00%, 7/1/07 (e)	5,000,000	5,000,067
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	3,000,000	2,948,319
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	2,500,000	2,471,475
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	680,000	656,200

	Principal
	Amount	Value

CAM US Finance SA Sociedad Unipersonal, 5.506%, 2/1/10 (e)(r)	3,000,000	3,000,081
Capital Auto Receivables Asset Trust:
5.40%, 10/15/09	4,000,000	4,001,098
5.22%, 11/16/09	5,000,000	4,997,463
Capmark Financial Group, 6.007%, 5/10/10 (e)(r)	1,000,000	999,941
Captec Franchise Trust, 8.155%, 6/15/13 (e)	1,250,000	1,245,830
Cardinal Health, Inc., 5.619%, 10/2/09 (e)(r)	1,000,000	1,001,030
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,678,062	1,656,922
Chilquinta Energia Finance Co. LLC, 6.47%, 4/1/08 (e)	2,000,000	2,014,276
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	6,500,000	6,602,767
CIT Group, Inc., 3.875%, 11/3/08	399,000	390,776
CitiFinancial, 6.75%, 7/1/07	2,000,000	2,000,048
Citigroup, Inc.:
5.50%, 6/9/09 (r)	110,000	110,260
6.50%, 1/18/11	7,000,000	7,215,320
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	4,000,000	3,932,812
Clinic Building LLC VRDN, 5.38%, 2/1/23 (r)	2,325,000	,325,000
Countrywide Asset-Backed Certificates, 5.77%, 11/25/34 (r)	152,530	153,748
Countrywide Financial Corp.:
5.437%, 10/31/07 (r)	5,000,000	4,999,766
5.056%, 5/5/08 (r)	480,000	480,371
Countrywide Home Loans, Inc., 6.935%, 7/16/07	4,500,000	4,501,637
Credit Agricole, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	2,000,000	1,950,675
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,892,108
5.245%, 11/15/36 (e)	2,000,000	1,965,023
5.362%, 11/15/36 (e)	1,000,000	983,310
CVS Caremark Corp:
5.66%, 6/1/10 (r)	240,000	240,314
6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	2,000,000	1,958,316
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,077,137
Discover Financial Services, 5.89%, 6/11/10 (e)(r)	3,000,000	2,994,183
Dominion Resources, Inc.:
5.66%, 9/28/07 (r)	3,500,000	3,500,766
5.687%, 5/15/08 (r)	3,000,000	3,002,684
Duke Energy Corp., 4.20%, 10/1/08	2,000,000	1,967,995
Duke Energy Indiana, Inc., 7.85%, 10/15/07	2,000,000	2,011,979
Dunkin Securitization, 5.779%, 6/20/31 (e)	4,000,000	4,009,748
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,839
Ferriot, Inc., 5.38%, 4/1/20 (r)	5,120,000	5,120,000
Fidelity National Information Services, Inc., 4.75%, 9/15/08	500,000	489,766
First Tennessee Bank, 5.75%, 12/1/08	250,000	250,681
FMG Finance Ltd., 9.36%, 9/1/11 (e)(r)	6,330,000	6,662,325
Ford Motor Credit Co. LLC, 6.19%, 9/28/07 (r)	5,000,000	4,997,404
GATX Rail Corp., 6.86%, 7/28/13	158,342	160,761
GE Dealer Floorplan Master Note Trust, 5.33%, 4/20/11 (r)	3,000,000	3,003,737
General Electric Capital Corp., 6.50%, 12/10/07	1,800,000	1,807,547
General Motors Acceptance Corp.:
6.306%, 7/16/07 (r)	5,750,000	5,750,005
6.125%, 8/28/07	9,567,000	9,565,410
5.125%, 5/9/08	690,000	682,459
6.51%, 9/23/08 (r)	500,000	499,692
Glitnir banki HF:
5.516%, 10/15/08 (e)(r)	3,000,000	2,999,934
4.75%, 10/15/10 (e)	1,000,000	950,140
5.795%, 1/21/11 (e)(r)	2,000,000	1,999,927
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	483,507
Trust III, 5.361%, 2/15/36 (e)	1,175,000	1,156,044
Golden Securities Corp., 5.62%, 12/2/13 (e)(r)	783,524	783,132
Goldman Sachs Group, Inc., 5.536%, 2/6/12 (r)	2,000,000	1,994,198
Great River Energy, 5.829%, 7/1/17 (e)	5,000,000	5,010,450

	Principal
	Amount	Value

HBOS Treasury Services plc, 3.50%, 11/30/07 (e)	125,000	123,817
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	5,000,000	4,999,810
Household Finance Corp., 7.90%, 11/15/07	2,185,000	2,203,714
HRPT Properties Trust, 5.96%, 3/16/11 (r)	2,000,000	1,999,932
HSBC Finance Corp.:
5.836%, 2/15/08	4,000,000	4,008,975
4.45%, 9/15/08	2,000,000	1,978,704
Impac CMB Trust:
5.64%, 9/25/34 (r)	142,490	142,511
5.69%, 11/25/34 (r)	105,799	105,960
5.58%, 4/25/35 (r)	1,099,635	1,100,244
5.63%, 4/25/35 (r)	376,587	377,841
5.59%, 5/25/35 (r)	179,731	180,138
5.64%, 8/25/35 (r)	920,022	922,382
Independence Community Bank Corp.:
3.50% to 6/1/08, floating rate thereafter to 6/20/13, 3.50%, 6/20/13 (r)	2,350,000	2,302,299
3.75% to 4/1/09, floating rate thereafter to 4/1/14, 3.75%, 4/1/14 (r)	4,500,000	4,372,327
Ingersoll-Rand Co. Ltd.:
6.391%, 11/15/27	1,135,000	1,182,403
6.443%, 11/15/27	105,000	109,441
6.015%, 2/15/28	500,000	505,542
Irwin Land LLC, 4.51%, 12/15/15	1,365,000	1,302,879
iStar Financial, Inc., 5.75%, 3/3/08 (r)	2,000,000	2,002,794
JPMorgan Chase & Co.:
3.625%, 5/1/08	915,000	900,900
5.10%, 10/28/08 (r)	4,000,000	3,998,299
Land O’ Lakes, Inc., 9.00%, 12/15/10	3,225,000	3,378,188
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	2,726,086	2,733,092
Lehman Brothers Holdings, Inc., 4.84%, 9/8/08 (r)	3,000,000	2,982,979
Leucadia National Corp., 7.00%, 8/15/13	500,000	490,000
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	1,500
M&I Marshall & Ilsley Bank, 5.63%, 12/4/12 (r)	1,000,000	999,837
MASTR Adjustable Rate Mortgages Trust, 5.70%, 11/25/34 (r)	84,918	85,390
MBNA Corp., 5.625%, 11/30/07	2,917,000	2,919,297
Melair Associates LLC VRDN, 5.75%, 9/1/34 (r)	1,335,000	1,335,000
Meridian Funding Co. LLC:
5.86%, 8/30/07 (e)(r)	5,000,000	4,999,669
5.68%, 6/9/08 (r)	1,666,667	1,664,267
5.55%, 10/6/08 (e)(r)	362,368	362,686
Merrill Lynch & Co., Inc., 5.576%, 2/5/10 (r)	291,000	291,906
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	3,500,000	3,566,707
6.59%, 7/7/38	1,300,000	1,308,416
Noble Group Ltd., 6.625%, 3/17/15 (e)	200,000	184,009
Oneok, Inc., 5.51%, 2/16/08	3,285,000	3,282,458
OPTI Canada, Inc., 7.875%, 12/15/14 (e)	500,000	501,250
Orkney Re II plc, Series B, 8.36%, 12/21/35 (b)(e)(r)	1,400,000	1,330,000
Overseas Private Investment Corp., 7.45%, 12/15/10	723,859	750,472
Pacific Pilot Funding Ltd., 6.108%, 10/20/16 (e)(r)	491,199	490,864
PacifiCorp, 6.375%, 5/15/08	30,000	30,236
Pepco Holdings, Inc., 5.50%, 8/15/07	5,000,000	5,002,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	500,000	449,965
Post Apartment Homes LP VRDN, 5.32%, 7/15/29 (r)	3,450,000	3,450,000
Pacificorp Australia LLC, 6.15%, 1/15/08 (e)	3,350,000	3,359,927
PPF Funding, Inc., 5.35%, 4/15/12 (e)	2,000,000	1,959,388
Preferred Term Securities IX Ltd., 6.096%, 4/3/33 (e)(r)	959,500	962,993
PRICOA Global Funding I, 5.44%, 6/3/08 (e)(r)	350,000	349,880
Providence Health Systems, 4.45%, 10/1/07	70,000	69,853
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	500,000	500,445
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,275,000	1,283,496
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	2,500,000	2,499,909
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,486,565

	Principal
	Amount	Value

Residential Capital LLC.:
5.86%, 6/9/08 (r)	12,540,000	12,414,293
6.66%, 11/21/08 (r)	3,335,000	3,339,200
6.00%, 2/22/11	5,000,000	4,840,061
6.50%, 4/17/13	2,500,000	2,421,471
Richmond County Capital Corp., 8.61%, 7/15/49 (e)	1,700,000	1,706,375
SABMiller plc, 5.649%, 7/1/09 (e)(r)	175,000	175,460
Santander Issuances SA Unipersonal, 5.72%, 6/20/16 (e)(r)	3,000,000	3,052,183
SLM Corp., 5.575%, 7/25/07 (r)	625,000	624,830
Sovereign Bank:
4.00%, 2/1/08	2,830,000	2,806,004
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	6,325,000	6,247,485
Student Loan Consolidation Center:
5.30%, 3/1/42 (e)(r)	2,000,000	1,999,920
5.29%, 3/1/42 (e)(r)	3,900,000	3,899,844
Summit Properties Partnership LP, 7.20%, 8/15/07	138,000	138,181
Susquehanna Bancshares, Inc., 4.75% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	987,005
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,736,226
2/15/45 (e)	46,538,313	5,951,319
TXU Electric Delivery Co., 5.735%, 9/16/08 (e)(r)	2,000,000	2,031,206
TXU Energy Co. LLC, 5.86%, 9/16/08 (e)(r)	3,000,000	2,999,901
Union Pacific Corp.:
8.02%, 7/2/12	1,765,987	1,853,598
6.91%, 8/27/17	1,333,613	1,401,098
UnitedHealth Group, Inc., 5.54%, 6/21/10 (e)(r)	3,000,000	2,999,923
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	527,710
WaMu Mortgage Pass Through Certificates, 6.427%, 4/25/44 (r)	22,933	22,827
World Financial Network, Credit Card Master Note Trust, 5.69%, 5/15/12 (r)	1,000,000	1,003,036
Xerox Corp., 6.11%, 12/18/09 (r)	750,000	761,543
Xstrata Finance Dubai Ltd., 5.71%, 11/13/09 (e)(r)	3,000,000	2,983,219

Total Corporate Bonds (Cost $349,134,239)		347,577,000

TAXABLE MUNICIPAL OBLIGATIONS - 23.4%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	180,000	178,924
5.09%, 3/1/10	105,000	104,038
5.13%, 3/1/11	115,000	113,612
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	6,000,000	5,309,460
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,836,981
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,305,222
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	350,097
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	658,456
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,000,000	979,310
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	474,785
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	994,120
Butler Pennsylvania Redevelopment Authority Tax Increment Revenue Bonds, 5.25%, 12/1/13	680,000	671,194
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,848,467
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,337,620
California Statewide Communities Development

	Principal
	Amount	Value

Authority Revenue Bonds:
Zero Coupon, 6/1/08	1,395,000	1,326,171
5.34%, 8/1/08	1,680,000	1,681,058
5.41%, 8/1/09	1,755,000	1,759,370
Zero Coupon, 6/1/10	2,820,000	2,408,449
Zero Coupon, 6/1/13	3,190,000	2,307,614
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	166,242
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.053%, 1/1/11	3,720,000	3,680,419
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,594,960
College Park Georgia Revenue Bonds, 5.497%, 1/1/08	2,000,000	2,002,720
Cook County Illinois School District GO Bonds, Zero Coupon:
No. 089 Maywood, 12/1/12	2,135,000	1,585,985
No. 170 Chicago Heights, 12/1/12	380,000	282,283
Corte Madera California COPs, 5.447%, 2/1/16	1,575,000	1,531,499
El Paso Texas GO Bonds:
5.512%, 8/15/09	1,245,000	1,248,200
5.674%, 8/15/12	1,000,000	1,006,500
5.724%, 8/15/13	1,000,000	1,008,710
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,810,000	1,808,552
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	608,249
Grant County Washington Public Utility District No. 2 Revenue Bonds:
3.91%, 1/1/08	325,000	322,982
5.11%, 1/1/13	500,000	492,005
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	997,333
12/1/11	1,230,000	970,618
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,710,000	1,702,083
Indiana State Bond Bank Revenue Bonds:
2.79%, 1/15/08	450,000	444,231
5.27%, 1/15/08	1,000,000	1,000,310
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	203,278
4.65%, 9/1/09	215,000	212,033
4.74%, 9/1/10	225,000	220,644
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	655,000	639,444
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	3,000,000	2,998,260
La Verne California PO Revenue Bonds:
5.34%, 6/1/08	260,000	260,200
5.40%, 6/1/09	270,000	270,788
5.45%, 6/1/10	340,000	341,258
5.49%, 6/1/11	350,000	351,673
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	763,421
4.22%, 7/1/09	805,000	785,938
Los Angeles County California PO Revenue Bonds, Zero Coupon, 6/30/10	363,000	308,245
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, 5.30%, 7/1/10	630,000	628,960
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,000,000	979,810
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	3,385,000	3,354,941
Mississippi State Development Bank SO Revenue Bonds, 5.21%, 7/1/08	4,000,000	3,995,080
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,757,833
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,234,693
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,201,974
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	977,010
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	961,760

	Principal
	Amount	Value

Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,659,760
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,844,785
5.252%, 9/1/16	2,000,000	1,974,740
5.263%, 9/7/16	3,000,000	2,956,410
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,308,254
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,695,275
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	4,859,748
Oregon State Department of Administrative Services Lottery Revenue Bonds:
5.389%, 4/1/08	1,000,000	1,000,390
5.334%, 4/1/09	1,565,000	1,565,955
5.374%, 4/1/10	1,650,000	1,648,350
5.355%, 4/1/11	1,000,000	998,500
Pennsylvania State Higher Education Assistance Agency Revenue Bonds:
5.33%, 4/1/47 (r)	2,000,000	2,000,000
5.339%, 4/1/47 (r)	4,000,000	3,999,801
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,800,000	1,737,144
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	4,000,000	4,006,720
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	705,000	708,321
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	2,000,000	1,925,580
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	820,000	811,620
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,028,304
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	492,830
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,480,000	1,484,899
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	1,000,080
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,575,000	1,558,620
Schenectady New York Metroplex Development Authority Revenue Bonds:
5.20%, 8/1/08	125,000	124,896
5.15%, 8/1/09	135,000	134,519
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	360,000	362,984
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	335,000	328,997
South Bend Indiana Economic Development Income Tax Revenue Bonds :
5.125%, 2/1/10	820,000	811,464
5.20%, 2/1/14	1,295,000	1,258,183
Southern California Logistics Airport Authority Tax Allocation Bonds, 5.00%, 12/1/12	1,265,000	1,251,262
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	630,000	660,914
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	145,000	145,000
Virginia State Housing Development Authority Revenue Bonds, 5.24%, 7/1/09	1,050,000	1,048,162
West Contra Costa California Unified School District COPs:
4.50%, 1/1/08	275,000	273,820
4.59%, 1/1/09	285,000	281,905
4.66%, 1/1/10	435,000	427,448
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	335,858

Total Taxable Municipal Obligations (Cost $131,204,736)		130,257,570

	Principal
	Amount	Value

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.7%
Fannie Mae, 5.50%, 12/25/16	894,516	881,168
Federal Farm Credit Bank, 3.20%, 4/7/08	3,000,000	2,954,748
Federal Home Loan Bank:
0.00%, 7/16/07 (r)	5,000,000	4,990,250
5.00%, 10/26/07 (r)	5,000,000	4,997,891
0.00%, 12/28/07 (r)	5,500,000	5,238,750
3.625%, 11/14/08	3,395,000	3,326,790
Federal Home Loan Bank Discount Notes, 7/2/07	38,000,000	37,994,933
Freddie Mac, 5.125%, 12/15/13	2,010,481	1,974,359
New Valley Generation I, 7.299%, 3/15/19	822,210	892,568
New Valley Generation V, 4.929%, 1/15/21	807,240	761,178
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	749,999	847,986

Total U.S. Government Agencies and Instrumentalities (Cost $65,083,792)		64,860,621

U.S. TREASURY - 1.0%
United States Treasury Notes:
4.625%, 2/15/17	3,395,000	3,288,906
4.50%, 5/15/17	2,158,000	2,068,983

Total U.S. Treasury (Cost $5,442,207)		5,357,889

	Shares

Equity Securities - 1.1%
Conseco, Inc.*	98,632	2,060,422
Roslyn Real Estate Asset Corp., Preferred	15	1,502,344
WoodBourne Pass-Through Trust, Preferred (e)	25	2,506,250

Total Equity Securities (Cost $5,833,240)		6,069,016

TOTAL INVESTMENTS (Cost $556,698,214) - 99.8%		554,122,096
Other assets and liabilities, net - 0.2%		1,013,134

NET ASSETS - 100%		$555,135,230

			Underlying
			Face	Unrealized
	# of	Expiration	Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	448	9/07	$91,294,000	$195,960
10 Year U.S. Treasury Notes	140	9/07	$14,798,438	$179,414

Total Purchased				$375,374

Sold:
U.S. Treasury Bonds	320	9/07	$34,480,000	$85,874

Total Sold				$85,874

*	Non-income producing security.
(b) This security was valued by the Board of Trustees. See note A.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August 2006 and February 2007. This security is no longer accruing interest. During the period, $14,817 of acrrued interest was written off.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $3,914 of accrued interest was written off.
(y) Subsequent to period end, Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. As a result, the value of the bond was marked down to $0 and $3,215 of accrued interest was written off.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT FLOATING INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Principal
	Amount	Value

Corporate Bonds - 81.3%
Adjustable Rate Mortgage Trust, 5.72%, 2/25/35 (r)	$9,835	$9,879
American Express Co., 5.474%, 12/1/33 (r)	60,000	60,060
BAC Capital Trust XV, 6.16%, 6/1/56 (r)	30,000	30,007
BleachTech LLC VRDN, 5.38%, 11/1/35 (r)	35,000	35,000
Branch Banking & Trust Co, 5.41%, 9/2/08 (r)	30,000	30,016
Capmark Financial Group, 6.007%, 5/10/10 (e)(r)	40,000	39,998
CIT Group, Inc.:
5.58%, 9/20/07 (r)	40,000	40,014
5.80%, 3/12/10 (r)	30,000	29,818
Clinic Building LLC VRDN, 5.38%, 2/1/23 (r)	35,000	35,000
Comcast Corp, 5.656%, 7/14/09 (r)	30,000	30,005
Countrywide Bank, 5.35%, 8/16/07 (r)	40,000	40,008
Countrywide Financial Corp.:
5.437%, 10/31/07 (r)	40,000	39,998
5.44%, 2/28/08 (r)	25,000	24,999
CVS Caremark Corp, 5.66%, 6/1/10 (r)	60,000	60,079
DiGerinomo Aggregates LLC VRDN, 5.38%, 1/1/15 (r)	35,000	35,000
Discover Financial Services, 5.89%, 6/11/10 (e)(r)	50,000	49,903
Dominion Resources, Inc.:
5.66%, 9/28/07 (r)	50,000	50,011
5.54%, 11/14/08 (r)	25,000	25,005
Ferriot, Inc. VRDN, 5.38%, 4/1/20 (r)	50,000	50,000
FMG Finance Ltd., 9.36%, 9/1/11 (e)(r)	25,000	26,313
Ford Motor Credit Co LLC, 6.18%, 9/28/07 (r)	60,000	59,969
General Motors Acceptance Corp., 6.306%, 7/16/07 (r)	50,000	50,000
Goldman Sachs Group, Inc., 5.536%, 2/6/12 (r)	50,000	49,855
GS Auto Loan Trust, 2.65%, 5/16/11	16,794	16,647
HRPT Properties Trust, 5.96%, 3/16/11 (r)	15,000	14,999
HSBC Finance Corp., 5.836%, 2/15/08	25,000	25,056
Impac CMB Trust:
5.71%, 10/25/34 (r)	7,958	7,965
5.58%, 4/25/35 (r)	7,532	7,536
iStar Financial, Inc., 5.75%, 3/3/08 (r)	30,000	30,042
John Deere Capital Corp., 5.428%, 7/20/07 (r)	100,000	99,999
Johnson Controls, Inc., 5.587%, 1/17/08 (r)	50,000	50,047
M&I Marshall & Ilsley Bank, 5.63%, 12/4/12 (r)	25,000	24,996
Melair Associates LLC VRDN, 5.75%, 9/1/34 (r)	40,000	40,000
Merrill Lynch & Co, Inc., 5.45%, 8/14/09 (r)	50,000	50,018
MLCC Mortgage Investors, Inc.:
5.69%, 3/25/28 (r)	40,404	40,514
5.55%, 4/25/29 (r)	18,304	18,345
5.60%, 7/25/29 (r)	32,408	32,539
5.55%, 3/25/30 (r)	14,275	14,282
NationsBank Capital Trust III, 5.906%, 1/15/27 (r)	30,000	29,313
Nationwide Life Global Funding, 5.45%, 9/28/07 (e)(r)	40,000	40,003
Pepco Holdings, Inc., 5.985%, 6/1/10 (r)	25,000	24,982
Post Apartment Homes LP VRDN, 5.32%, 7/15/29 (r)	50,000	50,000
RACERS Series 1997-R-8-3, 5.66%, 8/15/07 (e)(r)	100,000	100,000
Residential Capital LLC., 5.86%, 6/9/08 (r)	105,000	103,947
SABMiller plc, 5.649%, 7/1/09 (e)(r)	25,000	25,066
Sequoia Mortgage Trust, 5.64%, 11/20/34 (r)	52,561	52,840
SLM Corp., 5.575%, 7/25/07 (r)	100,000	99,973
Sovereign Bancorp, 5.64%, 3/1/09 (r)	50,000	50,119
Student Loan Consolidation Center, 5.30%, 3/1/42 (e)(r)	50,000	49,998
Suntrust Bank, 5.429%, 4/2/08 (r)	15,000	15,011
TXU Electric Delivery Co., 5.735%, 9/16/08 (e)(r)	50,000	50,780
TXU Energy Co. LLC, 5.86%, 9/16/08 (e)(r)	30,000	29,999
Wachovia Bank, 5.40%, 3/23/09 (r)	50,000	50,007
Xstrata Finance Dubai Ltd., 5.71%, 11/13/09 (e)(r)	60,000	59,664

Total Corporate Bonds (Cost $2,202,165)		2,205,624

	Principal
	Amount	Value

Taxable Municipal Obligations - 13.4%
CIDC-Hudson House LLC New York Revenue Bonds, 5.55%, 12/1/34 (r)	50,000	50,000
Kaukauna Wisconsin School District GO Revenue Bonds, 5.33%, 3/1/08	65,000	65,013
Middletown New York IDA Revenue Bonds, 5.55%, 6/1/15 (r)	50,000	50,000
Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Bonds:
5.33%, 4/1/47 (r)	50,000	50,000
5.339%, 4/1/47 (r)	50,000	49,998
Portage Indiana Economic Development Revenue VRDN, 5.46%, 3/1/20 (r)	50,000	50,000
SunAmerica Trust Various States VRDN, 5.57%, 7/1/41 (r)	50,000	50,000

Total Taxable Municipal Obligations (Cost $364,997)		365,011

TOTAL INVESTMENTS (Cost $2,567,162) - 94.7%		2,570,635
Other assets and liabilities, net - 5.3%		142,916

NET ASSETS - 100%		$2,713,551

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Floating Income, and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, and Ultra-Short Floating Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Ultra-Short Floating Income began operations on October 31, 2006. Income offers five classes of shares of beneficial interest (Class A, Class B, Class C, Class I, and Class R, which commenced operations on October 31, 2006). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income and Ultra-Short Floating Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Floating Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2007:

		% of Net
	Total Investments	Assets
Income	$18,572,500	0.3%
New Vision	1,208,399	0.8%
Short Duration Income	1,330,000	0.2%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2007, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

			Short	Ultra-Short
		Long-Term	Duration	Floating	New Vision
	Income	Income	Income	Income	Small Cap

Federal income tax cost of investments	$5,856,978,625	$10,704,584	$556,822,763	$2,567,162	$132,190,381
Unrealized appreciation	24,624,671	36,095	962,634	4,903	23,136,965
Unrealized depreciation	(163,987,679)	(166,988)	(3,663,301)	(1,430)	(3,491,902)
Net unrealized appreciation/ (depreciation)	($139,363,008)	($130,893)	($2,700,667)	$3,473	$19,645,063
CAPITAL LOSS CARRYFORWARDS

		Long-
		Term	New Vision
Expiration Date	Income	Income	Small Cap

30-Sept-2010	—	—	$571,370
30-Sept-2014	$1,592,653	$1,802	2,061,130

	$1,592,653	$1,802	$2,632,500

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The New Vision Small Cap Fund’s use of net capital loss carryforwards of $571,370 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 28, 2007

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 28, 2007